Debt (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 30, 2020	May 20, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ (600)
Issuance of letter of credit				$ 9,000	19,896
Outstanding borrowings				141,878	20,396
Revolving line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000		$ 50,000
Letter of credit outstanding	$ 15,500			$ 15,500	20,400
Debt instrument term	3 years
Percentage of qualifying investment grade accounts receivable	95.00%
Percentage of qualifying Non-investment grade accounts receivable	90.00%
Unrestricted cash	$ 25,000
Debt instrument margin rate				4.50%
Outstanding borrowings				$ 28,500
Unused borrowing capacity				5,400	29,600
Debt issuance cost				$ 300	$ 500
Revolving line of credit | Minimum
Debt Instrument [Line Items]
Debt instrument margin rate				3.75%
Revolving line of credit | Maximum
Debt Instrument [Line Items]
Debt instrument margin rate				4.25%
Revolving line of credit | LIBOR
Debt Instrument [Line Items]
Debt Instrument Floor Rate 1				0.75%
Percentage of unused commitment fee				0.375%
Revolving line of credit | LIBOR | Minimum
Debt Instrument [Line Items]
Minimum monthly average utilization of debt				$ 15,000
Secured Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000
Debt instrument term		2 years
Percentage of limitation of qualifying accounts receivable		80.00%
Secured Facility | Minimum
Debt Instrument [Line Items]
Minimum monthly average utilization of debt		$ 10,000
Secured Facility | LIBOR
Debt Instrument [Line Items]
Spread on variable rate		7.25%
Debt Instrument Floor Rate 1		1.50%
Letter of credit
Debt Instrument [Line Items]
Issuance of letter of credit			$ 15,500